Fair Value - Summary of Details and Changes of Total Deferred Difference (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Beginning balance	₩ 13,766,638
Recognized at fair value through profit or loss	(939,661)	₩ (1,064,856)
Ending balance	15,486,942	13,766,638
Derivatives used for hedging [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	0	832
New transactions	0	0
Recognized at fair value through profit or loss	0	(832)
Ending balance	₩ 0	₩ 0